STOCK OPTIONS AND WARRANTS - Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) - $ / shares	1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 27, 2019	Sep. 21, 2018	Feb. 28, 2021	Aug. 31, 2020	Aug. 31, 2019
Share-based Payment Arrangement [Abstract]
Class of Warrant or Right, Outstanding, Beginning of Period			13,236,869	26,141,459	40,739,060
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period			$ 0.06	$ 0.06	$ 0.06
Class of Warrant or Right, Expirations in Period				(12,904,590)	(23,034,470)
Class of Warrant or Right, Expirations in Period, Weighted Average Exercise Price				$ 0.07	$ 0.07
Class of Warrant or Right, Grants in Period, Net of Forfeitures	502,600	202,500	1,500,000		8,436,869
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price	$ 0.04	$ 0.05	$ 0.09		$ 0.04
Class of Warrant or Right, Exercises in Period			(40,000)
Class of Warrant or Right, Exercises in Period, Weighted Average Exercise Price			$ 0.04
Class of Warrant or Right, Outstanding, End of Period			14,696,869	13,236,869	26,141,459
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period			$ 0.05	$ 0.06	$ 0.06